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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/1/2007
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kyle Buchanan Capital Investment

Address:   2607 Oak Street
           Pasadena TX 77503


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kyle Buchanan
Title:  Me
Phone:  713-621-1897

Signature,  Place,  and  Date  of  Signing:

/s/ Kyle Buchanan                  Pasadena                           3/1/2007
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $40,877.00


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------- ----------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
MEMC Electronic Mater     COM               552715104     4215   149150 SH       SOLE                 149150      0       0
MEMSIC Inc.               COM               586264103       22    10000 SH       SOLE                  10000      0       0
Mera Pharmaceuticals Inc  COM               58732R103        1        4 SH       SOLE                      4      0       0
Meruelo Maddux Properties COM               590473104    11214  9191962 SH       SOLE                6170202      0 3021760
Metabolix Inc.            COM               591018809    25425  2336813 SH       SOLE                1486933      0  849880
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